UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2004

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/31/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		49
Form 13F Information Table Value Total:		$ 80,310 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND                   464287234     1808 11188.000SH       SOLE                11188.000
VANGUARD TOTAL STK MKT                          922908769      214 1943.000 SH       SOLE                 1943.000
3M COMPANY                     COM              88579y101     1229    13655 SH       SOLE                    13655
ABBOTT LABORATORIES            COM              002824100     1763    43245 SH       SOLE                    43245
AMERICAN EXPRESS CO.           COM              025816109      958    18650 SH       SOLE                    18650
AMERICAN INTERNATIONAL GROUP I COM              026874107     3739    52450 SH       SOLE                    52450
BANK OF AMERICA CORP.          COM              060505104     2298    27155 SH       SOLE                    27155
BERKSHIRE HATHAWAY CL B        COM              084670207     4766     1613 SH       SOLE                     1613
BOSTON PROPERTIES INC.         COM              101121101     1522    30400 SH       SOLE                    30400
BP PLC SPON ADR                COM              055622104     1263    23575 SH       SOLE                    23575
CARDINAL HEALTH, INC.          COM              14149Y108     2354    33601 SH       SOLE                    33601
CAREMARK RX INC.               COM              141705103      339    10280 SH       SOLE                    10280
CISCO SYSTEMS, INC.            COM              17275R102     2264    95508 SH       SOLE                    95508
CITIGROUP INC.                 COM              172967101     2892    62186 SH       SOLE                    62186
COCA COLA CO.                  COM              191216100      281     5575 SH       SOLE                     5575
COGNEX CORPORATION             COM              192422103      219     5700 SH       SOLE                     5700
CREE, INC.                     COM              225447101     2053    88680 SH       SOLE                    88680
DUKE REALTY CORP NEW           COM              264411505     1896    59605 SH       SOLE                    59605
EMERSON ELECTRIC CO.           COM              291011104     1623    25540 SH       SOLE                    25540
EQUITY OFFICE PROPERTIES TR    COM              294741103     2856   105002 SH       SOLE                   105002
EXXON MOBIL CORP.              COM              30231G102     1678    37782 SH       SOLE                    37782
FANNIE MAE (USA)COM NPV        COM              313586109     1622    22725 SH       SOLE                    22725
FIRST DATA CORPORATION         COM              319963104     1965    44140 SH       SOLE                    44140
GENERAL ELECTRIC CO.           COM              369604103     3740   115440 SH       SOLE                   115440
GILLETTE CO.                   COM              375766102     1386    32685 SH       SOLE                    32685
HOME DEPOT INC.                COM              437076102     2657    75485 SH       SOLE                    75485
INTERNATIONAL BUSINESS MACHINE COM              459200101      223     2529 SH       SOLE                     2529
J.P. MORGAN CHASE & CO.        COM              46625h100     1443    37210 SH       SOLE                    37210
JOHNSON & JOHNSON              COM              478160104     2584    46391 SH       SOLE                    46391
KIMBERLY CLARK CORP.           COM              494368103      806    12230 SH       SOLE                    12230
MEDTRONIC INC.                 COM              585055106     2514    51605 SH       SOLE                    51605
MERCK & CO. INC.               COM              589331107      432     9087 SH       SOLE                     9087
MERRILL LYNCH & CO.            COM              590188108      524     9700 SH       SOLE                     9700
MICROSOFT CORP.                COM              594918104     2660    93136 SH       SOLE                    93136
NESTLE SPON ADR REPSTG REG SH  COM              641069406      358     5366 SH       SOLE                     5366
ORACLE SYSTEMS CORPORATION     COM              68389X105      147    12300 SH       SOLE                    12300
PEPSICO INC.                   COM              713448108     1874    34775 SH       SOLE                    34775
PFIZER, INC.                   COM              717081103     3913   114138 SH       SOLE                   114138
PROCTOR AND GAMBLE             COM              742718109     2170    39868 SH       SOLE                    39868
ROYAL DUTCH PETROLEUM EUR .56  COM              780257804     1145    22155 SH       SOLE                    22155
STATE STREET CORP.             COM              857477103      200     4080 SH       SOLE                     4080
STMICROELECTRONICS N.V.        COM              861012102      527    23950 SH       SOLE                    23950
SYSCO CORPORATION              COM              871829107     1384    38590 SH       SOLE                    38590
TELEFONICA SA SPAIN ADR        COM              879382208      242     5425 SH       SOLE                     5425
VARIAN SEMICNDCTR EQ ASC       COM              922207105      824    21375 SH       SOLE                    21375
WAL MART STORES INC.           COM              931142103     2167    41068 SH       SOLE                    41068
WALGREEN COMPANY               COM              931422109     2991    82595 SH       SOLE                    82595
WYETH                          COM              983024100     1483    41011 SH       SOLE                    41011
ZIMMER HOLDINGS, INC.          COM              98956p102      314     3564 SH       SOLE                     3564